Employee benefits (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 30,474	₨ 25,498	₨ 32,567
Interest income	1,705	1,781	2,381
Remeasurements - return on plan assets excluding amounts included in interest income	21,214	(2,138)	(2,596)
Employer contributions	(10,743)	20,109	10,000
Benefits paid	(1,999)	(14,776)	(16,854)
Fair value of plan assets at the end of the year	40,651	30,474	25,498
Actual return on plan assets	₨ (293)	₨ (300)	₨ (75)